Income Taxes - Schedule of reconciliation of income taxes at statutory rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of income taxes at statutory rates [Abstract]
Loss for the year	$ (23,625,542)	$ (13,591,117)	$ (7,658,208)
Expected income tax (recovery)	(6,379,000)	(3,670,000)	(2,067,000)
Change in statutory, foreign tax, foreign exchange rates and other	560,000	(117,000)	67,000
Permanent differences	1,098,000	134,000	309,000
Share issue cost		(1,248,000)	(50,000)
Impact of convertible debenture	(24,000)	17,000	107,000
Adjust prior years provision vs statutory tax returns and expiry of non-capital losses	(12,000)	208,000
Expiry of non-capital losses			9,000
Change in unrecognized deductible temporary differences	4,757,000	4,676,000	1,625,000
Total income tax expense (recovery)
Current income tax
Deferred tax recovery